Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

Our board of directors recognizes the critical importance of maintaining the availability and completion of our data and systems, the trust and confidence of our business partners and employees. Our Audit Committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to the company, including risks from third parties and business partners.

We generally seek to address cybersecurity risks by implementing security measures on our internal computer systems. These security measures include firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated by our IT manager.  Our Chief Operations Officer is responsible for implementing protection measures for our information systems from cybersecurity threats and promptly responding to any cybersecurity incidents.

Our management has primary responsibility for our overall cybersecurity risk management and supervises our internal information technology personnel. Our management is responsible for assessing and managing our material risks from cybersecurity threats. The risk assessment occurs on an ongoing basis, or as business needs change, and covers identification of risks that could act against our Company's objectives as well as specific risks related to a compromise to the security of data.

As of the date of this report, we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents. We have experienced and defended against certain threats to our systems and security (such as phishing attempts),[none of which have had a material adverse effect on our business or operations to date, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See Part I, Item 3.D. Risk Factors- Breaches of network or information technology security, natural disasters or terrorist attacks could have an adverse effect on our business, on our financial performance and operating results.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report, we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]
We generally seek to address cybersecurity risks by implementing security measures on our internal computer systems. These security measures include firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated by our IT manager.  Our Chief Operations Officer is responsible for implementing protection measures for our information systems from cybersecurity threats and promptly responding to any cybersecurity incidents.

Our management has primary responsibility for our overall cybersecurity risk management and supervises our internal information technology personnel. Our management is responsible for assessing and managing our material risks from cybersecurity threats. The risk assessment occurs on an ongoing basis, or as business needs change, and covers identification of risks that could act against our Company's objectives as well as specific risks related to a compromise to the security of data.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Chief Operations Officer is responsible for implementing protection measures for our information systems from cybersecurity threats and promptly responding to any cybersecurity incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our management has primary responsibility for our overall cybersecurity risk management and supervises our internal information technology personnel. Our management is responsible for assessing and managing our material risks from cybersecurity threats. The risk assessment occurs on an ongoing basis, or as business needs change, and covers identification of risks that could act against our Company's objectives as well as specific risks related to a compromise to the security of data.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true